Equity-based Compensation and Warrants - Restricted Stock Units (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 28, 2019
Summary of activity
Compensation expense	$ 2,946	$ 1,564	$ 6,310	$ 4,895	$ 6,002	$ 5,721
TimeBasedRestrictedStockUnitsMember
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units issued	85,310		85,310
Vesting period			4 years
Summary of activity
Granted			85,310
Balance, November 30, 2020	85,310		85,310
Compensation expense	$ 151		$ 151
Remaining of total unrecognized compensation costs	$ 3,362		$ 3,362
Weighted average period			2 years 4 months 24 days
Weighted average grant date fair value			$ 41.18
TimeBasedRestrictedStockUnitsMember | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			1 year
Vesting percentage			25.00%
TimeBasedRestrictedStockUnitsMember | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
Vesting percentage			75.00%